Share-Based Payments (Details)					1 Months Ended		12 Months Ended
	Oct. 01, 2024	Oct. 01, 2023	Oct. 01, 2022	Oct. 01, 2021	Apr. 30, 2020 USD ($)	Oct. 31, 2019	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Nov. 22, 2022 shares	Jan. 12, 2021 shares	Dec. 31, 2020 USD ($) shares	Oct. 31, 2020 shares
Share-Based Payments (Details) [Line Items]
Ordinary shares issued							50,000,000				50,000,000
Shares options percentage	10.00%	10.00%	30.00%	50.00%
Expense from share-based payment transactions with employees							¥ 15,208,000	$ 2,205,000	¥ 53,933,000	$ 8,360,000
Restricted shares outstanding							101,666	101,666
Number of shares issued														4,856,273
Share Option [Member]
Share-Based Payments (Details) [Line Items]
Shares options outstanding							2,012,336	2,012,336
Share Option Agreement [Member]
Share-Based Payments (Details) [Line Items]
Percentage of total number of shares on listing dates granted as share options						3.00%
Description of vesting requirements for share-based payment arrangement							The share options can only be vested if (i) the financial consultant becomes an employee of the Group prior to the date of successful listing of the Company’s shares through the IPO (the “Listing Date”); and (ii) there is the successful listing of the Company’s shares through the IPO (“IPO Performance Condition”); and (iii) the financial consultant remains as an employee of the Group over the vesting period as specified in the Share Option Agreement. All share options will be vested over 24 months after the Listing Date.	The share options can only be vested if (i) the financial consultant becomes an employee of the Group prior to the date of successful listing of the Company’s shares through the IPO (the “Listing Date”); and (ii) there is the successful listing of the Company’s shares through the IPO (“IPO Performance Condition”); and (iii) the financial consultant remains as an employee of the Group over the vesting period as specified in the Share Option Agreement. All share options will be vested over 24 months after the Listing Date.
Share based payment arrangement share option unexercised portion forfeited period							48 months	48 months
Increase in exercise price of share options | $					$ 7,500,000
Weighted average fair value at measurement date, share options granted | $														$ 3,182,000
Share Option Agreement [Member] | Share Option [Member]
Share-Based Payments (Details) [Line Items]
Share options							1,125,334				1,125,334
2020 ESOP Plan [Member]
Share-Based Payments (Details) [Line Items]
Description of expiration period for share based payment arrangement							The 2020 ESOP Plan lapses on the tenth anniversary of the grant date.	The 2020 ESOP Plan lapses on the tenth anniversary of the grant date.
Exercise price, share options granted | $ / shares								$ 0.01
Weighted average fair value at measurement date, share options granted | $														$ 10,950,000
On Full Exercise of Outstanding Share Options and Restricted Shares [Member]
Share-Based Payments (Details) [Line Items]
Additional paid-in capital							¥ 13,672				$ 2,000
Capital reserve							¥ 51,366,455				$ 7,514,000
Class A Ordinary Shares [Member]
Share-Based Payments (Details) [Line Items]
Ordinary shares issued							41,718,902				41,718,902
Number of shares issued												500,000	5,000,000
Class A Ordinary Shares [Member] | 2020 ESOP Plan [Member]
Share-Based Payments (Details) [Line Items]
Ordinary shares issued															1,227,000
Class A Ordinary Shares [Member] | On Full Exercise of Outstanding Share Options and Restricted Shares [Member]
Share-Based Payments (Details) [Line Items]
Number of shares issued							2,114,002				2,114,002
Class A Restricted Shares [Member] | 2020 ESOP Plan [Member]
Share-Based Payments (Details) [Line Items]
Share options							101,666				101,666